CONSOLIDATED BALANCE SHEETS - JPY (¥) ¥ in Millions	Sep. 30, 2015	Mar. 31, 2015
Cash and Cash Deposits:
Cash and cash equivalents	¥ 2,160,335	¥ 1,315,408
Time deposits	197,246	328,151
Deposits with stock exchanges and other segregated cash	490,151	453,037
Total cash and cash deposits	2,847,732	2,096,596
Loans and receivables:
Loans receivable (including ¥317,218 million and ¥278,943 million measured at fair value by applying the fair value option as of March 31, 2015 and September 30, 2015, respectively)	1,596,773	1,461,075
Receivables from customers (including ¥1,803 million and ¥1,595 million measured at fair value by applying the fair value option as of March 31, 2015 and September 30, 2015, respectively)	215,571	187,026
Receivables from other than customers	1,490,635	1,303,576
Allowance for doubtful accounts	(3,383)	(3,253)
Total loans and receivables	3,299,596	2,948,424
Collateralized agreements:
Securities purchased under agreements to resell (including ¥1,529,451 million and ¥1,354,529 million measured at fair value by applying the fair value option as of March 31, 2015 and September 30, 2015, respectively)	9,503,325	8,481,474
Securities borrowed	7,634,034	8,238,046
Total collateralized agreements	17,137,359	16,719,520
Trading assets and private equity investments:
Trading assets (including securities pledged as collateral of ¥8,114,490 million and ¥8,215,463 million as of March 31, 2015 and September 30, 2015, respectively; including ¥8,133 million and ¥7,389 million measured at fair value by applying the fair value option as of March 31, 2015 and September 30, 2015, respectively)	17,871,879	17,260,121
Private equity investments (including ¥6,539 million and ¥6,071 million measured at fair value by applying the fair value option as of March 31, 2015 and September 30, 2015, respectively)	47,732	48,727
Total trading assets and private equity investments	17,919,611	17,308,848
Other assets:
Office buildings, land, equipment and facilities (net of accumulated depreciation and amortization of ¥383,992 million as of March 31, 2015 and ¥399,934 million as of September 30, 2015)	388,620	401,069
Non-trading debt securities	889,258	948,180
Investments in equity securities	157,104	159,755
Investments in and advances to affiliated companies	402,982	378,278
Other (including ¥90,984 million and ¥95,334 million measured at fair value by applying the fair value option as of March 31, 2015 and September 30, 2015, respectively)	918,069	822,566
Total other assets	2,756,033	2,709,848
Total assets	43,960,331	41,783,236
LIABILITIES AND EQUITY
Short-term borrowings (including ¥189,018 million and ¥254,249 million measured at fair value by applying the fair value option as of March 31, 2015 and September 30, 2015, respectively)	561,078	662,256
Payables and deposits:
Payables to customers	778,668	723,839
Payables to other than customers	1,547,563	1,454,361
Deposits received at banks	1,371,379	1,220,400
Total payables and deposits	3,697,610	3,398,600
Collateralized financing:
Securities sold under agreements to repurchase (including ¥982,567 million and ¥592,943 million measured at fair value by applying the fair value option as of March 31, 2015 and September 30, 2015, respectively)	14,763,066	12,217,144
Securities loaned	2,616,849	2,494,036
Other secured borrowings	642,694	668,623
Total collateralized financing	18,022,609	15,379,803
Trading liabilities	9,452,366	10,044,236
Other liabilities (including ¥15,786 million and ¥16,771 million measured at fair value by applying the fair value option as of March 31, 2015 and September 30, 2015, respectively)	1,138,020	1,217,099
Long-term borrowings (including ¥2,578,489 million and ¥2,723,301 million measured at fair value by applying the fair value option as of March 31, 2015 and September 30, 2015, respectively)	8,293,712	8,336,296
Total liabilities	¥ 41,165,395	¥ 39,038,290
Commitments and contingencies (Note 15)
Common stock
No par value share; Authorized-6,000,000,000 shares as of March 31, 2015 and September 30, 2015, Issued-3,822,562,601 shares as of March 31, 2015 and September 30, 2015, Outstanding-3,598,865,213 shares as of March 31, 2015 and 3,597,179,205 shares as of September 30, 2015	¥ 594,493	¥ 594,493
Additional paid-in capital	690,149	683,407
Retained earnings	1,512,565	1,437,940
Accumulated other comprehensive income	120,674	143,739
Total NHI shareholder's equity before treasury stock	2,917,881	2,859,579
Common stock held in treasury, at cost-223,697,388 shares as of March 31, 2015 and 225,383,396 shares as of September 30, 2015	(156,221)	(151,805)
Total NHI shareholders' equity	2,761,660	2,707,774
Noncontrolling interests	33,276	37,172
Total equity	2,794,936	2,744,946
Total liabilities and equity	43,960,331	41,783,236
Variable Interest Entity, primary beneficiary [Member]
Cash and Cash Deposits:
Cash and cash equivalents	11,000	9,000
Total cash and cash deposits	11,000	9,000
Collateralized agreements:
Securities purchased under agreements to resell (including ¥1,529,451 million and ¥1,354,529 million measured at fair value by applying the fair value option as of March 31, 2015 and September 30, 2015, respectively)	0	1,000
Trading assets and private equity investments:
Private equity investments (including ¥6,539 million and ¥6,071 million measured at fair value by applying the fair value option as of March 31, 2015 and September 30, 2015, respectively)	1,000	1,000
Total trading assets and private equity investments	978,000	1,008,000
Other assets:
Office buildings, land, equipment and facilities (net of accumulated depreciation and amortization of ¥383,992 million as of March 31, 2015 and ¥399,934 million as of September 30, 2015)	14,000	15,000
Other (including ¥90,984 million and ¥95,334 million measured at fair value by applying the fair value option as of March 31, 2015 and September 30, 2015, respectively)	16,000	24,000
Total other assets	30,000	40,000
Total assets	¥ 1,019,000	1,057,000
Collateralized financing:
Securities sold under agreements to repurchase (including ¥982,567 million and ¥592,943 million measured at fair value by applying the fair value option as of March 31, 2015 and September 30, 2015, respectively)		1,000
Trading liabilities	¥ 3,000	12,000
Other liabilities (including ¥15,786 million and ¥16,771 million measured at fair value by applying the fair value option as of March 31, 2015 and September 30, 2015, respectively)	5,000	3,000
Long-term borrowings (including ¥2,578,489 million and ¥2,723,301 million measured at fair value by applying the fair value option as of March 31, 2015 and September 30, 2015, respectively)	738,000	750,000
Total liabilities	¥ 746,000	¥ 765,000